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    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 18, 1999

                                                      REGISTRATION NO. 333-02695
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                                AMENDMENT NO. 3
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                              EQUITY INVESTOR FUND
                                 CONCEPT SERIES
                           REAL ESTATE INCOME FUND 2
                              DEFINED ASSET FUNDS
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY         MICHAEL KOCHMANN
      P.O. BOX 9051          1200 HARBOR BLVD.      388 GREENWICH STREET
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

                                COPIES TO:           DOUGLAS LOWE, ESQ.
                          PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
   LEE B. SPENCER, JR.             ESQ.                TWO WORLD TRADE
   ONE NEW YORK PLAZA      450 LEXINGTON AVENUE      CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 9, 1999.

Check box if it is proposed that this filing will become effective on August 27, 1999 pursuant to paragraph (b) of Rule 485. / x /

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
                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              EQUITY INVESTOR FUND
                              CONCEPT SERIES
                              REAL ESTATE INCOME FUND 2
                              (A UNIT INVESTMENT TRUST)
                              O   PROFESSIONAL SELECTION
                              O   REINVESTMENT OPTION
                              O   MONTHLY INCOME



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
Incorporated                   The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated August 27, 1999.

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Defined Asset FundsSM
DEFINED ASSET FUNDSSM IS AMERICA'S OLDEST AND LARGEST FAMILY OF UNIT INVESTMENT TRUSTS, WITH OVER $160 BILLION SPONSORED OVER THE LAST 28 YEARS. DEFINED ASSET FUNDS HAS BEEN A LEADER IN UNIT INVESTMENT TRUST RESEARCH AND PRODUCT INNOVATION. OUR FAMILY OF FUNDS HELPS INVESTORS WORK TOWARD THEIR FINANCIAL GOALS WITH A FULL RANGE OF QUALITY INVESTMENTS, INCLUDING MUNICIPAL, CORPORATE AND GOVERNMENT BOND PORTFOLIOS, EQUITY PORTFOLIOS AND INTERNATIONAL EQUITY PORTFOLIOS.

DEFINED ASSET FUNDS OFFER A NUMBER OF ADVANTAGES:

   O A DISCIPLINED STRATEGY OF BUYING AND HOLDING WITH A LONG-TERM VIEW IS THE
     CORNERSTONE OF DEFINED ASSET FUNDS.

   O FIXED PORTFOLIO: DEFINED FUNDS FOLLOW A BUY AND HOLD INVESTMENT STRATEGY;
     FUNDS ARE NOT MANAGED AND PORTFOLIO CHANGES ARE LIMITED.
O DEFINED PORTFOLIOS: WE CHOOSE THE STOCKS AND BONDS IN ADVANCE, SO YOU KNOW
  WHAT YOU'RE INVESTING IN.
O PROFESSIONAL RESEARCH: OUR DEDICATED RESEARCH TEAM SEEKS OUT STOCKS OR BONDS
      APPROPRIATE FOR A PARTICULAR FUND'S OBJECTIVES.
O ONGOING SUPERVISION: WE MONITOR EACH PORTFOLIO ON AN ONGOING BASIS.
NO MATTER WHAT YOUR INVESTMENT GOALS, RISK TOLERANCE OR TIME HORIZON, THERE'S PROBABLY A DEFINED ASSET FUND THAT SUITS YOUR INVESTMENT STYLE. YOUR FINANCIAL PROFESSIONAL CAN HELP YOU SELECT A DEFINED ASSET FUND THAT WORKS BEST FOR YOUR INVESTMENT PORTFOLIO.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE. MAY 31, 1999.


CONTENTS
                                                                PAGE
                                                          -----------
Risk/Return Summary.....................................           3
What You Can Expect From Your Investment................           6
   Income...............................................           6
   Records and Reports..................................           6
The Risks You Face......................................           6
   Concentration Risk...................................           6
   REIT Taxation Risk...................................           7
   Litigation and Legislation Risks.....................           7
Selling or Exchanging Units.............................           7
   Sponsors' Secondary Market...........................           8
   Selling Units to the Trustee.........................           8
   Exchange Option......................................           8
How The Fund Works......................................           9
   Pricing..............................................           9
   Evaluations..........................................           9
   Income...............................................           9
   Expenses.............................................           9
   Portfolio Changes....................................          10
   Portfolio Termination................................          10
   Certificates.........................................          10
   Trust Indenture......................................          11
   Legal Opinion........................................          11
   Auditors.............................................          11
   Sponsors.............................................          12
   Trustee..............................................          12
   Underwriters' and Sponsors' Profits..................          12
   Public Distribution..................................          12
   Code of Ethics.......................................          13
   Year 2000 Issues.....................................          13
   Advertising and Sales Literature.....................          13
Taxes...................................................          13
Supplemental Information................................          14
Financial Statements....................................          15
   Report of Independent Accountants....................          15
   Statement of Condition...............................          15

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RISK/RETURN SUMMARY


       1.  WHAT IS THE PORTFOLIO'S OBJECTIVE?
           The Portfolio seeks total return through capital appreciation and high current income by investing for approximately two years in a fixed portfolio of publicly traded equity real estate investment trusts.
           You can participate in the Portfolio by purchasing units. Each unit represents an equal share of the stocks in the Portfolio and receives an equal share of income distributions.
       2.  WHAT IS THE PORTFOLIO'S INVESTMENT STRATEGY?
        o The Portfolio contains 38 equity REITs selected by the Sponsors with research provided by a professional REIT consultant, Cohen & Steers Capital Management, Inc. Working with Cohen & Steers, we selected each REIT stock based on research including each REIT's:
           -- risk-adjusted potential returns;
           -- performance under various economic conditions;
           -- appreciation potential of property owned;
           -- financial strength and flexibility;
           -- cash-flow quality; and
           -- growth potential.
        o The research also considered whether a REIT's management was highly focused and free from conflict and whether it had access to capital markets.
        o We also considered liquidity, yield and diversification by category and geographic location.
        o In the opinion of the Sponsors, as of the initial date of deposit (June 25, 1996) these REITs had attractive dividend yields and the potential for capital appreciation and increasing dividends.
        o Over the long-term, REITs tend to be a hedge against inflation, and have historically demonstrated a low correlation to price movements of major indices.
        o Investing in the Portfolio rather than in only one or two of the underlying REITs is a way to diversify your investment, even though 100% of the Portfolio is invested in a single industry.
           The Portfolio plans to hold the stocks in the Portfolio for about one year. At the end of that time, we will liquidate the Portfolio and select a new portfolio, if available.
       3. WHAT REAL ESTATE SECTORS ARE REPRESENTED IN THE PORTFOLIO? The Portfolio contains REITs in the following real estate sectors:
                                            APPROXIMATE
                                             PORTFOLIO
                                             PERCENTAGE



        o  Office                                          19%
        o  Regional Mall                                 18
        o  Apartment                                     17
        o  Shopping Center                              17
        o  Diversified                                     11
        o  Healthcare                                      6
        o  Warehouse/Industrial                          6
        o  Manufactured Housing                        4
        o  Factory Outlets                                 2



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE PORTFOLIO. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
o The Portfolio is considered to be 'concentrated' in the real estate industry and is subject to certain risks associated with ownership of real estate generally and the value of REITs in particular.
           -- The REIT market has undergone considerable growth and change in recent years with the transformation from private to public ownership of real estate. Significant developments affecting REITs, which are generally disclosed in periodic reports filed by the REITs under the federal securities laws, are expected to continue.
           -- Certain of the REITs may be relatively illiquid and some of the issuers may be thinly capitalized or have a limited operating history and as a result may be especially susceptible to stock market and real estate fluctuations.
        o There can be no assurance that the issuers of the underlying securities will pay dividends.
        o  Stock prices can be volatile.
        o Share prices and dividend yields may decline during the life of the Portfolio.
        o The Portfolio may continue to purchase or hold the REITs originally selected even though their market value or yield may have changed.

       5.  IS THIS PORTFOLIO APPROPRIATE FOR YOU?
           Yes, if you want total return through capital appreciation and high dividend income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in equity securities of different issuers.
           The Portfolio is not appropriate for you if you are unwilling to take the risk involved with an equity REIT investment. It may not be appropriate for you if you are seeking preservation of capital.
       6.  WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Portfolio.



           ESTIMATED ANNUAL OPERATING
           EXPENSES
                                               AMOUNT
                                            PER 1,000
                                                UNITS
                                           -----------
                                            $    0.80
           Trustee's Fee
                                            $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees (including
           updating
           expenses)
                                            $    0.33
           Organization Costs
                                            $    1.50
           REIT Consultant's Fee
                                            $    0.14
           Other Operation Expenses
                                           -----------
                                            $    3.22
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.



           INVESTOR FEES
                                                               2.00%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           You will pay an up-front sales fee of approximately 1.50%. In addition, quarterly deferred sales charges of $1.625 per 1,000 units ($6.50 annually) will be deducted from the Portfolio's net asset value.



           EXAMPLE
           This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.
           The example assumes that you invest $10,000 in the Portfolio for the periods indicated and sell all your units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



            1 Year
             $332



       7.  IS THE PORTFOLIO MANAGED?
           Unlike a mutual fund, the Portfolio is not managed and securities are not sold because of market changes. The Sponsors monitor the portfolio and may instruct the Trustee to sell securities under certain limited circumstances.



       8.  HOW DO I BUY UNITS?
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply. Employees of certain Sponsors and Sponsor affiliates and non-employee directors of certain of the Sponsors may purchase Units at a reduced sales charge.
           The minimum investment is $250.

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           UNIT PRICE PER 1,000 UNITS           $1,195.27
           (as of May 31, 1999)
           Unit price is based on the net asset value of the Portfolio plus the up-front sales fee. Unit price also includes the estimated organization costs shown on page 4, to which no sales fee has been applied.
           The Portfolio stocks are valued by the Trustee on the basis of their closing prices at 4:00 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the stocks.



       9.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale.



      10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays distributions of any dividend income, net of expenses, on the 25th of each month if you own units on the 10th of that month. Distributions of ordinary income will be dividends for federal income tax purposes and will not be eligible for the dividends-received deduction for corporations. Certain distributions may be designated as capital gain dividends, which may be eligible for the 20% maximum federal tax rate in the hands of noncorporate investors. Distributions to foreign investors will generally be subject to withholding taxes.

      11.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You may choose to reinvest your distributions into additional units of the Portfolio. You will pay only the deferred sales fee remaining at the time of reinvestment. Unless you choose reinvestment, you will receive your distributions in cash.
           EXCHANGE PRIVILEGES
           You may exchange units of this Portfolio for units of certain other Defined Asset Funds. You may also exchange into this Portfolio from certain other funds.

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WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME

The Portfolio will pay to you any income it has received monthly during its life. Because the Portfolio generally pays dividends as they are received, individual income payments will fluctuate based upon the amount of dividends declared and paid by each issuer. Other reasons your income may vary are:

   o changes in the Portfolio because of additional securities purchases or sales;

   o a change in the Portfolio's expenses; and

   o the amount of dividends declared and paid.

There can be no assurance that any dividends will be declared or paid.

RECORDS AND REPORTS

You will receive:

o a notice from the Trustee if new equity securities are deposited in exchange or substitution for equity securities originally deposited;

o annual reports on Portfolio activity; and

o annual tax information. This will also be sent to the IRS. You must report the amount of income received during the year. Please contact your tax advisor in this regard.

You may request audited financial statements of the Portfolio from the Trustee.

You may inspect records of Portfolio transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

CONCENTRATION RISK

When stocks in a particular industry make up 25% or more of the Portfolio, the Portfolio is said to be 'concentrated' in that industry, which makes the Portfolio less diversified.

Many factors can have an adverse impact on the performance of a particular REIT, its cash available for distribution, the credit quality of a particular REIT or the real estate industry generally. Risks associated with the direct ownership of real estate include, among other factors:

   o general and local economic conditions;

   o decline in real estate values;

   o the financial health of tenants;

   o overbuilding and increased competition for tenants;

   o oversupply of properties for sale, changing demographics, changes in interest rates, changes in government regulations, faulty construction;

   o changes in neighborhood values;

   o the unavailability of construction financing or mortgage loans at rates acceptable to developers.

   o Variations in rental income and space availability and vacancy rates in terms of supply and demand are additional factors affecting real estate generally and REITs in particular.

   o E-commerce though the internet may have an adverse impact on retail sales of tenants of retail shopping centers and to a lesser extent, regional malls.

   o The financial condition of some tenants of healthcare REITs have been adversely affected by the balanced budget amendment of 1997 which reduced medicare reimbursement levels.

   o REITs may not be diversified and are subject to;

      -- the risks of financing projects;

      -- defaults by borrowers;

      -- self-liquidation; and

      -- the market's perception of the REIT industry generally.

   o Certain REITs in the Portfolio may be structured as UPREITs. This form of REIT owns an interst in a partnership that owns real estate, which can result in a potential conflict of interest between shareholders who may want to sell an asset and partnership interest holders who would be subject to tax liability if the REIT sells the property.

   o In some cases, REITs have entered into 'no sell' agreements, which are designed to avoid a taxable event to the holders of partnership units by preventing the REIT from selling the property. This kind of arrangement could mean that the REIT would refuse a lucrative offer for an asset or be forced to hold on to a poor asset. Because 'no sell' agreements are often undisclosed, the Sponsors are unable to state whether any of the REITs in the Portfolio have entered into this kind of arrangement.

Certain of the REITs may be relatively illiquid and some of the issuers may be thinly capitalized or have a limited operating history and as a result may be especially susceptible to stock market and real estate fluctuations.

REIT TAXATION RISK

Each REIT in which the Portfolio invests will have stated its intention to be treated as a 'real estate investment trust.' However, we cannot assure you that the REITs have complied or will comply with the numerous requirements necessary for a REIT to qualify as a 'real estate investment trust.' If a REIT fails to so qualify, its taxable income will be subject to a regular corporate tax, and it will not be eligible for a treatment as a REIT for the next four taxable years.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Portfolio.

Future tax legislation could affect the value of the Portfolio by:

   o reducing the dividends-received deduction or

   o increasing the corporate tax rate resulting in less money available for dividend payments.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on their net asset value. Your net asset value is calculated each business day by:

   o adding the value of the Portfolio Securities, cash and any other Portfolio assets;

   o subtracting accrued but unpaid Portfolio expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors, and any other Portfolio liabilities; and

   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the Portfolio.

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SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value. We may resell the units to other buyers or to the Trustee.

We have maintained a secondary market continuously for more than 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by contacting your broker, dealer or financial institution that holds your units in street name. Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee will sell your units in the over-the-counter market if it believes it can obtain a higher price. In that case, you will receive the net proceeds of the sale.

If the Portfolio does not have cash available to pay you for the units you are selling, the agent for the Sponsors will select securities to be sold. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than you paid for your unit and also reduce the size and diversity of the Portfolio.

If you would be entitled to receive at least 100 shares of each REIT in the Portfolio, you may choose to receive your distribution 'in kind.' If you so choose, you will receive securities and cash with a total value equal to the price of your units. The Trustee will try to distribute securities in the portfolio pro rata, but it reserves the right to distribute only one or a few securities. The Trustee will act as your agent in an in-kind distribution and will either hold the securities for your account or transfer them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of securities distributed in-kind.

There could be a delay in paying you for your units:

   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and

   o for any other period permitted by SEC order.

EXCHANGE OPTION

The Portfolio will terminate by August 18, 2000.

You may exchange units of this Portfolio for units of another Select or Focus Series or certain other Defined Asset Funds any time before this Portfolio terminates. To exchange units, you should talk to your financial professional about what Portfolios are exchangeable, suitable and currently available.

We may amend or terminate the options to exchange your units at any time without notice.

HOW THE FUND WORKS

PRICING

Units are charged a combination of initial and deferred sales fees.

The deferred sales fee is generally a quarterly charge of $1.625 per 1,000 units.

It is anticipated that securities will not be sold to pay the deferred sales fee until after the date of the last annual installment. Investors will be at risk for market price fluctuations in the securities from the several installment accrual dates to the dates of actual sale of securities to satisfy this liability.

EVALUATIONS

The Trustee values the securities on each business day (i.e., any day other than Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). If the securities are listed on a national securities exchange or the Nasdaq National Market, evaluations are generally based on closing sales prices on that exchange or that system or, if closing sales prices are not available, at the mean between the closing bid and offer prices.

INCOME

o The annual income per unit, after deducting estimated annual Portfolio expenses per unit, will depend primarily upon the amount of dividends declared and paid by the issuers of the securities and changes in the expenses of the Portfolio and, to a lesser degree, upon the level of purchases of additional securities and sales of securities. There is no assurance that dividends on the securities will continue at their current levels or be declared at all.

o Each unit receives an equal share of distributions of dividend income net of estimated expenses. Each investor's monthly income distribution will equal approximately one-twelfth of the investor's pro rata share of the estimated annual income to the Income Account, after deducting estimated expenses. Because dividends on the securities are not received at a constant rate throughout the year, any distribution may be more or less than the amount then credited to the income account. The Trustee credits dividends received to an Income Account and other receipts to a Capital Account. The Trustee may establish a reserve account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid a fee monthly. It also benefits when it holds cash for the Portfolio in non-interest bearing accounts. The Trustee may also receive additional amounts:

   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;

   o costs of actions taken to protect the Portfolio and other legal fees and expenses;

   o expenses for keeping the Portfolio's registration statement current; and

   o Portfolio termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 70 cents per 1,000 units annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Portfolio. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Portfolio, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. Certain of these expenses were previously paid for by the Sponsors.

The Trustee's and Sponsors'fees may be adjusted for inflation without investors' approval.

The deferred sales fees you owe are paid from the Capital Account. Although we may collect the deferred sales charge monthly, to keep Units more fully invested we do not currently plan to pay the deferred sales charge until after the rollover notification date.

The Sponsors will pay advertising and selling expenses at no charge to the Portfolio. If Portfolio expenses exceed initial estimates, the Portfolio will owe the excess. The Trustee has a lien on Portfolio assets to secure reimbursement of Portfolio expenses and may sell securities if cash is not available.

PORTFOLIO CHANGES

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio.

We decide whether to offer units for sale that we acquire in the secondary market after reviewing:

   o diversity of the Portfolio;

   o size of the Portfolio relative to its original size;

   o ratio of Portfolio expenses to income; and

   o cost of maintaining a current prospectus.

PORTFOLIO TERMINATION

When the Portfolio is about to terminate you will receive a notice, and you will be unable to sell your units after that time. Unless you choose to receive an in-kind distribution of securities, we will sell any remaining securities, and you will receive your final distribution in cash.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying withe the requirements for redeeming certificates, described above. You can replace lost ot mutilated certificates by deliving satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Portfolio is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors and the Trustee, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

   o to cure ambiguities;

   o to correct or supplement any defective or inconsistent provision;

   o to make any amendment required by any governmental agency; or

   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Portfolio without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

   o it fails to perform its duties;

   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities; or

   o the Sponsors determine that its replacement is in your best interest.

Investors holding 51% of the units may remove the Trustee. The Trustee may resign or be removed by the Sponsors without the consent of investors. The resignation or removal of the Trustee becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

   o remove it and appoint a replacement Sponsor;

   o liquidate the Portfolio; or

   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee and the Sponsors.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)

P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292

PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, Unit Investment Trust Department, Box 974-Wall Street Station, New York, New York 10268-0974, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on stocks in the Portfolio which were acquired from underwriting syndicates of which it was a member.

Any profit or loss to the Portfolio will be effected by the receipt of applicable sales charges and a gain or loss on subsequent deposits of securities. In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

During the initial offering period, units will be distributed to the public by the Sponsors and dealers who are members of the National Association of Securities Dealers, Inc.

Dealers will be entitled to a concession of 1.30% of the Unit Price on Units sold or redeemed.

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Portfolio and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Portfolio. The Year 2000 Problem may adversely affect the issuers of the REIT's contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole.

ADVERTISING AND SALES LITERATURE

Advertising and sales literature may include brief descriptions of the principal businesses of the companies represented in the Portfolio and the research analysis of why they were selected.

TAXES

The following summarizes the material income tax consequences of holding Units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Portfolio intends to qualify for special tax treatment as a regulated investment company so that it will not be subject to federal income tax on the portion of its taxable income that it distributes to investors in a timely manner.

DISTRIBUTIONS

Distributions to you of the Portfolio's dividend income and of the Portfolio's gains from Securities it has held for one year or less will generally be taxed to you as ordinary income, to the extent of the Portfolio's taxable income not attributable to the Portfolio's net capital gain. Distributions to you in excess of the Portfolio's taxable income will be treated as a return of capital and will reduce your basis in your Units. To the extent such distributions exceed your basis, they will be treated as gain from the sale of your Units.

Distributions to you that are treated as ordinary income will constitute dividends for federal income tax purposes. Corporate investors will not be eligible for the 70% dividends-received deduction with respect to these distributions.

Distributions to you of the Portfolio's net capital gain will generally be taxable to you as long-term capital gain, regardless of how long you have held your Units.

GAIN OR LOSS UPON DISPOSITION

You will generally recognize capital gain or loss when you dispose of your Units. If you receive Securities upon redemption of your Units, you will generally recognize capital gain or loss equal to the difference between your basis in your Units and the fair market value of the Securities received in redemption.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain or loss will generally be long-term if you have held your investment which produces the gain or loss for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax adviser in this regard.

YOUR BASIS IN THE SECURITIES

Your aggregate basis in the Units will generally be equal to the cost of your Units, including the initial sales charge. You should not increase your basis in your Units by deferred sales charges or organizational expenses, because the tax reporting form and annual statements you receive will be based on the net amounts paid to you, from which these expenses will already be deducted.

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you generally will be subject to 30% withholding tax (or a lower applicable treaty rate) on distributions. Based on the advice of our special counsel as to existing law, the Trustee does not intend to withhold from distributions to you of a Portfolio's net capital gain. Gain from sale or redemption of your units should not be subject to withholding tax. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

RETIREMENT PLANS

You may wish to purchase units for an Individual Retirement Account ('IRAs') or other retirement plan. Generally, capital gains and income received in each of these plans are exempt from federal taxation. All distributions from these types of plans are generally treated as ordinary income but may, in some cases, be eligible for tax-deferred rollover treatment. You should consult your attorney or tax adviser about the specific tax rules relating to these plans. These plans are offered by brokerage firms, including the Sponsors of this Portfolio, and other financial institutions. Fees and charges with respect to such plans may vary.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Portfolio by calling the Trustee. The supplemental information includes more detailed risk disclosure and general information about the structure and operation of the Portfolio. The supplemental information is also available from the SEC.

 DEFINED ASSET FUNDS - THE EQUITY INCOME FUND,
 SECOND EXCHANGE SERIES - AT&T SHARES


 REPORT OF INDEPENDENT ACCOUNTANTS

 The Sponsors, Trustee and Holders of
   Defined Asset Funds - Equity Income Fund,
   Second Exchange Series - AT&T Shares:

 We have audited the accompanying statement of condition of Defined Asset Funds - The Equity Income Fund, Second Exchange Series - AT&T Shares as of June 30, 1999 and the related statements of operations and of changes in net assets for the years ended June 30, 1999, 1998 and 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
 An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at June 30, 1999, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined
 Asset Funds - The Equity Income Fund, Second Exchange Series - AT&T Shares, at June 30, 1999 and the results of its operations and changes in its net assets for the above-stated years in conformity with generally accepted accounting principles.


 DELOITTE & TOUCHE LLP

 New York, N.Y.
 August 30, 1999

 DEFINED ASSET FUNDS - EQUITY INCOME FUND,
 SECOND EXCHANGE SERIES - AT&T SHARES


 STATEMENT OF CONDITION
 AS OF JUNE 30, 1999

 TRUST PROPERTY:
   Investment in marketable securities - at value
     (cost $17,384,194) (Notes 1 and 2)............                $94,196,796
   Dividends receivable............................                     48,872
   Cash............................................                    556,934
                                                                   ____________

             Total trust property..................                 94,802,602

 Less Liabilities:
   Distribution payable............................ $    109,007
   Accrued expenses................................        6,989       115,996
                                                    ____________   ____________

 NET ASSETS, REPRESENTED BY:
   3,758,875 units of fractional undivided
     interest outstanding (Notes 6 and 8)..........   94,730,040
   Excess of income distributed over net
     investment income.............................      (43,434)
                                                    ____________
                                                                   $94,686,606
                                                                 ==============

 UNIT VALUE ($94,686,606/3,758,875 units)..........                     $25.19
                                                                 ==============




                           See Notes to Financial Statements.

 DEFINED ASSET FUNDS - EQUITY INCOME FUND,
 SECOND EXCHANGE SERIES - AT&T SHARES


  STATEMENTS OF OPERATIONS


                                                    ............Years Ended June 30,..........
                                                          1999          1998          1997
 INVESTMENT INCOME:
   Dividend income.................................  $ 1,281,286   $ 1,317,253    $1,291,827
   Trustee's fees and expenses.....................      (38,935)      (41,410)      (36,123)
   Sponsors' fees .................................       (3,052)       (1,578)       (1,894)
                                                    __________________________________________

   Net investment income...........................    1,239,299     1,274,265     1,253,810
                                                    __________________________________________

   REALIZED AND UNREALIZED GAIN (LOSS) ON
       INVESTMENT:
       Realized gain on securities sold
           or redeemed.............................      927,416       332,829       623,593
       Unrealized appreciation (depreciation)
           of investments..........................   31,141,094    20,314,553     4,010,191
                                                    __________________________________________

   Net realized and unrealzed gain (loss) on
       investments.   .............................   32,068,510    20,647,382     4,633,784
                                                    __________________________________________

   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS...............................  $33,307,809   $21,921,647    $5,887,594
                                                    ==========================================



                                     See Notes to Financial Statements.

 DEFINED ASSET FUNDS - EQUITY INCOME FUND,
 SECOND EXCHANGE SERIES - AT&T SHARES


  STATEMENTS OF CHANGES IN NET ASSETS


                                                    ............Years Ended June 30,..........
                                                          1999          1998          1997
 OPERATIONS:
   Net investment income...........................  $ 1,239,299   $ 1,274,265   $ 1,253,810
   Realized gain on securities sold
       or redeemed.................................      927,416       332,829       623,593
   Unrealized appreciation (depreciation) of
      investments..................................   31,141,094    20,314,553     4,010,191
                                                    __________________________________________

   Net increase in net assets resulting
      from operations..............................   33,307,809    21,921,647     5,887,594
                                                    __________________________________________

   INCOME DISTRIBUTIONS TO HOLDERS (Note 3)........   (1,288,801)   (1,270,679)   (1,253,189)
                                                    __________________________________________

 CAPITAL SHARE TRANSACTIONS:
   Issuences of 3,608,520, 774 and 1,665 additional
      units, respectively (Note 4).................                    253,918       401,814
   Redemtpions of 1,158, 1,395 and 4,166 units,
      respectively (Note 5)........................    (548,574)      (484,391)   (1,037,745)
                                                     _________________________________________

 Net capital share transactions....................    (548,574)      (230,473)     (635,931)
                                                     _________________________________________

 NET INCREASE (DECREASE) IN NET ASSETS.............  31,470,434     20,420,495     3,998,474

 NET ASSETS AT BEGINNING OF YEAR...................  63,216,172     42,795,677    38,797,203
                                                    __________________________________________

 NET ASSETS AT END OF YEAR......................... $94,686,606    $63,216,172   $42,795,677
                                                    ==========================================

 PER UNIT, (Note 8):
   Income distributions during year................       $5.79         $8.36         $8.14
                                                    ==========================================

   Net asset value at end of year..................      $25.19       $417.23       $281.30
                                                    ==========================================

 TRUST UNITS OUTSTANDING AT END OF YEAR (Note 8)...   3,758,875       151,513       152,134
                                                    ==========================================



                                     See Notes to Financial Statements.

DEFINED ASSET FUNDS - EQUITY INCOME FUND,
SECOND EXCHANGE SERIES - AT&T SHARES

 NOTES TO FINANCIAL STATEMENTS

  1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. A summary of the significant accounting policies, which are in conformity with generally accepted accounting principles, followed by the Fund in the preparation of its financial statements since
     December 7, 1983, it's initial date of deposit, is as follows:

     (a) Securities are stated at market value based on the last sales prices reported at the close of business on the New York Stock Exchange. The aggregate cost of securities represents the market value of the securities on the dates they were acquired by the Fund; the appropriate portion of such aggregate cost was allocated among the portfolio holdings in shares of AT&T and seven regional holding companies following their divestiture by AT&T in accordance with its Plan of Reorganization. Realized gains or losses on sales of securities are determined using the first-in first-out cost basis.


     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c) Dividend income has been recognized on the ex-dividend date.


  2. PORTFOLIO - JUNE 30, 1999


                                                      Number
                                                      Shares
                                                      Common                    Market
                 Name of Issuer                       Stock          Cost       Value
                ________________                     ________       _______    _________
     AT&T (2)                                         222,147   $ 2,954,520  $12,398,580
     Ameritech                                        177,718     2,023,445   13,062,273
     Bell Atlantic Corporation                        209,470     3,578,247   13,694,101
     BellSouth Corporation (1)                        266,577     2,450,851   12,495,797
     Lucent Technologies (1)                          191,936     1,207,069   12,943,684
     NCR Corp.                                          9,257       146,762      451,857
     SBC Communications                               264,380     2,829,051   15,334,040
     U.S. West Inc                                     60,857       914,463    3,575,349
     Vodafone Airtouch (3)                             29,620       711,971    5,835,140
     Mediaone Group                                    59,240       567,815    4,405,975
                                                                 __________   __________

     Total                                                      $17,384,194  $94,196,796
                                                                ===========  ===========


(1) Stock Split 2 for 1
(2) Soock Split 3 for 2
(3) Rec. 0.5 share for each share of Airtouch Communication, Inc.

DEFINED ASSET FUNDS - EQUITY INCOME FUND,
SECOND EXCHANGE SERIES - AT&T SHARES

 NOTES TO FINANCIAL STATEMENTS


  3. DISTRIBUTIONS

     Any monthly distributions to Holders, who have not elected to participate in the Fund's Reinvestment Plan, are made on or about the first day of each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distibuted periodically. The income distribution payable at June 30, 1999 was at the rate of $0.704 per unit.

  4. REINVESTMENT PROGRAM

     Holders may reinvest any distibutions in the Fund by executing an appropriate notice of election to participate in the Fund's Reinvestment Plan. The Sponsors (Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter Inc., Prudential Securities Inc. and Smith Barney Inc.) may, in their sole discretion, cancel the Fund's Reinvestment Plan at any time. Subsequent to March 31, 1984, Holders of The Equity Income Fund, First Exchange Series - AT&T Shares could, by executing an appropriate notice of election, reinvest any of their distributions from that Fund into this Fund.

  5. REDEMPTIONS

     Holders may request redemptions of units by presentation thereof to the Trustee, The Bank of New York. The Trustee has the option of redeeming units in kind or in cash.

  6. NET CAPITAL

     Cost, including reinvested distributions, of 3,758,875 units at Dates of Deposit............................................................  $17,716,065
     Less sales charge.......................................................      796,894
                                                                              ____________
     Net amount applicable to Holders........................................   16,919,171
     Redemptions of units - net cost of 8,239 units redeemed less redemption
       amounts...............................................................   (1,421,736)
     Realized gain on securities sold or redeemed............................    2,420,003
     Unrealized appreciation of investments..................................   76,812,602
                                                                              ____________

     Net capital applicable to Holders.......................................  $94,730,040
                                                                              ============

DEFINED ASSET FUNDS - EQUITY INCOME FUND,
SECOND EXCHANGE SERIES - AT&T SHARES

 NOTES TO FINANCIAL STATEMENTS

  7. INCOME TAXES

     All Fund items of income received, expenses paid, and realized gains and losses on securities sold are attributable to the Holder's on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At June 30, 1999, the cost of investment securities for Federal income tax purposes was approximately equivalent to the cost as shown in the Fund's portfolio.

  8. FUND UNITS

     Fund units were split 25 for 1 effective March 4, 1999.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         EQUITY INVESTOR FUND
Request the most                         CONCEPT SERIES
recent free Information                  REAL ESTATE INCOME FUND 2
Supplement that gives more               (A Unit Investment Trust)
details about the Fund,                  ---------------------------------------
by calling:                              This Prospectus does not contain
The Bank of New York                     complete information about the
1-800-221-7771                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-02695) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-3044).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      15331--8/99

    SERIES DESIGNATED PURSUANT TO RULE 487 UNDER THE SECURITIES ACT OF 1933


                                                                    SEC
SERIES NUMBER                                                   FILE NUMBER
--------------------------------------------------------------------------------
Equity Investor Fund, Select S&P Industrial Portfolio 1998
Series H....................................................          333-64577


                       CONTENTS OF REGISTRATION STATEMENT
The Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The Cross-Reference Sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     Additional Information not included in the Prospectus (Part II).

The following exhibits:


1.1            --Form of Trust Indenture (incorporated by reference to Exhibit
                 1.1 to the Registration Statement of Equity Income Fund, Select S&P Industrial Portfolio 1997 Series A. 1933 Act File No. 33-05683.
1.1.1          --Form of Standard Terms and Conditions of Trust Effective
                 October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).
1.2            --Form of Master Agreement Among Underwriters (incorporated by reference to Exhibit 1.2 to the Registration Statement of The Corporate Income Fund, One Hundred Ninety-Fourth Monthly Payment Series, 1933 Act File No. 2-90925).
3.1            --Opinion of counsel as to the legality of the securities being issued including their consent to the use of their names under the heading 'How The Fund Works--Legal Opinion' in the Prospectus.
5.1            --Consent of independent accountants.
9.1            --Information Supplement (incorporated by reference to Exhibit
                 9.1 to the Registration Statement of Equity Income Fund, Select Ten Portfolio 1999 International Series A (United Kingdom Portfolio), 1933 Act File No. 333-70593).

                              EQUITY INVESTOR FUND
                           REAL ESTATE INCOME FUND--2
                              DEFINED ASSET FUNDS
                                   SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, EQUITY INVESTOR FUND, REAL ESTATE INCOME FUND--2 DEFINED ASSET FUNDS (A UNIT INVESTMENT TRUST), CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 18TH DAY OF AUGUST, 1999.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593


      GEORGE A. SCHIEREN
      JOHN L. STEFFENS
      J. DAVID MEGLEN
      (As authorized signatory for Merrill Lynch, Pierce,
      Fenner & Smith Incorporated and
      Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              333-63417 and
                                                              333-63033


      MICHAEL A. CARPENTER
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 2-61279


      MARGO N. ALEXANDER
      TERRY L. ATKINSON
      BRIAN M. BAREFOOT
      STEVEN P. BAUM
      MICHAEL CULP
      REGINA A. DOLAN
      JOSEPH J. GRANO, JR.
      EDWARD M. KERSCHNER
      JAMES P. MacGILVRAY
      DONALD B. MARRON
      ROBERT H. SILVER
      MARK B. SUTTON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)